FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Luxor Capital Group, LP
Address:   767 Fifth Avenue
           19th Floor
           New York, New York 10153

13F File Number:  028-11212

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim
---------------------------
(Signature)

New York, New York
---------------------------
(City, State)

February 14, 2007
---------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $551,385 (thousands)

List of Other Included Managers:

         None

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                             LUXOR CAPITAL GROUP, LP
              FORM 13F INFORMATION TABLE FOR QUARTER ENDED 12/31/06
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
COLUMN 1                  COLUMN 2           COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
--------                 ----------          --------  ----------        ---------       ----------  ----------    ---------
                           TITLE OF                       VALUE     SHRS OR   SH/  CALL/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              CLASS             CUSIP     (X$1000)    PRN AMT   PRN  PUT   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------            ---------           -----    ----------  --------- ----- ----- ----------  --------  ----     ------  ----
AEROPOSTALE                  COM              007865108 20,363       659,636  SH           SOLE                659,636      0    0
BOEING CO                    COM              97023955  12,438       140,000  SH   PUT     SOLE                140,000      0    0
CARDERO RES CORP             COM              14140U105    868       591,880  SH           SOLE                591,880      0    0
CHENIERE ENERGY INC          COM              16411R208 10,469       362,639  SH           SOLE                362,639      0    0
CHENIERE ENERGY INC          NOTE 2.250% 8/0  16411RAE9 18,364    17,722,000  PRN          SOLE             17,722,000      0    0
CITIGROUP INC                CALL             172967901 18,091       324,800  SH   CALL    SOLE                324,800      0    0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1  29257MAB6 12,654    13,552,000  PRN          SOLE             13,552,000      0    0
ENDEAVOUR INTL CORP          COM              29259G101 11,408     4,981,802  SH           SOLE              4,981,802      0    0
GERDAU AMERISTEEL CORP       COM              37373P105  1,134       127,100  SH           SOLE                127,100      0    0
GULFPORT ENERGY CORP         COM              402635304 40,350     2,969,074  SH           SOLE              2,969,074      0    0
KBR INC                      COM              48242W106    105         4,000  SH           SOLE                  4,000      0    0
KODIAK OIL & GAS CORP        COM              50015Q100  2,664       653,800  SH           SOLE                653,800      0    0
MAXXAM INC                   COM              577913106 19,985       687,480  SH           SOLE                687,480      0    0
METAL MGMT INC COM           COM              591097209 33,865       894,717  SH           SOLE                894,717      0    0
MICROSOFT CORP               CALL             594918904 68,475     2,293,200  SH   CALL    SOLE              2,293,200      0    0
MUELLER WTR PRODS INC        COM SERIES B     624758207  1,213        81,404  SH           SOLE                 81,404      0    0
NASDAQ 100                   TR UNIT SER 1    631100104  3,858        89,397  SH           SOLE                 89,397      0    0
NORTEL INVERSORA S A         SPON ADR PFD B   656567401    951        70,000  SH           SOLE                 70,000      0    0
RTI INTL METALS INC          COM              74973W107  1,353        17,300  SH           SOLE                 17,300      0    0
SALLY BEAUTY HLDGS INC       COM ADDED        79546E104    507        65,000  SH           SOLE                 65,000      0    0
SCHNITZER STL INDS           CL A             806882106 11,098       279,537  SH           SOLE                279,537      0    0
SCOTTISH RE GROUP LIMITED    SHS              G73537410 18,861     3,532,046  SH           SOLE              3,532,046      0    0
SPIRIT AEROSYSTEMS HLDGS INC COM CL A         848574109 23,005       687,340  SH           SOLE                687,340      0    0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN   Y8565J101 19,589       743,150  SH           SOLE                743,150      0    0
TEEKAY SHIPPING MARSHALL ISL CALL             Y8564W903  2,181        50,000  SH   CALL    SOLE                 50,000      0    0
TEEKAY SHIPPING MARSHALL ISL COM              Y8564W103 82,543     1,892,324  SH           SOLE              1,892,324      0    0
TITAN INTL INC ILL           COM              88830M102 20,279     1,006,404  SH           SOLE              1,006,404      0    0
WAL MART STORES INC          CALL             931142903 11,457       248,100  SH   CALL    SOLE                248,100      0    0
WAL MART STORES INC          COM              931142103 39,312       851,270  SH           SOLE                851,270      0    0
WALTER INDS INC              COM              93317Q105  2,411        89,126  SH           SOLE                 89,126      0    0
XENOPORT INC                 COM              98411C100 16,143       657,572  SH           SOLE                657,572      0    0
ZOLTEK COS INC               COM              98975W104 25,389     1,290,752  SH           SOLE              1,290,752      0    0

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